Liquidity and Financial Condition	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Liquidity and Financial Condition

LIQUIDITY AND FINANCIAL CONDITION

The Company’s net income amounted to $3,928,011 and $18,024,773 for the three and nine-month periods ended March 31, 2014. The Company’s cash flows provided by operating activities amounted to $12,818,868 for the nine months ended March 31, 2014. The Company had working capital of $42,140,922 as of March 31, 2014. The Company has historically financed its operations principally from cash flows generated from operating activities and external financing through short-term bank loans, convertible notes, and notes payable.

On August 8, 2011, the Company, through WOFE II, signed a share transfer agreement with the shareholders of Yantai Tianzheng to acquire 100% of Yantai Tianzheng for total purchase consideration of US $35,000,000 and the balance was fully paid as of March31, 2014.

The Company is gaining the benefits of the economies of scale that is realized by having combined and streamlined the cost structures of the historical Bohai and the acquired Yantai Tianzheng businesses. The Company has committed to a plan of streamlining the combined business around a more focused portfolio of products that include non-prescription drug products acquired as part of the Yantai Tianzheng’s product portfolio.

On June 8, 2010, Yantai Tianzheng signed an agreement with Yantai Huanghai Construction Co. to construct certain portions of a factory. The total contract price amounted to approximately $3,160,000 (RMB 19,500,000). The construction is 100% completed and transferred into buildings as of March 31, 2014.

On November 5, 2012, the Company acquired a new land use right of 266,668 square meters located in the high-tech development district of Laishan, Yantai, Shandong Province. The Company was granted the right to use the land for a period of 50 years at a total cost of approximately $19,470,000 (RMB 120,000,000). The Company paid in full $19,470,000 (RMB 120,000,000) as of March 31, 2014. (See Note 7).

The Company is also required to repay the remaining $7,618,050 convertible notes balance, which pursuant to four amendments to the original notes, as of March 31, 2014, was due on an extended maturity date of April 5, 2013. The Company and Euro Pacific, the representative of the investors of the Notes, signed a fifth amendment to the Notes. The fifth amendment further extends the maturity date of the Notes to April 5, 2016 (See Note 23). The Company made payments toward principal of $846,450 during the nine months ended March 31, 2014.

As described elsewhere herein, the Company has at times, been in temporary default of its obligation to repay the convertible notes at previously extended maturity dates. The Company cannot predict what the implications of the non-payment of the notes would be. The Company will continue to experience difficulty converting sufficient currency and will maintain an escrow account of restricted funds intended to secure the Note’s repayment. The non-payment of the notes could have a material adverse effect on the Company should the note holders pursue further action.

Management believes, based on the Company’s historical ability to fund operations using internally generated cash flow, that the Company’s currently available cash and funds it expects to generate from operations and through potential short term loans financing from banks will enable it to operate the business and satisfy short term obligations through at least March 31, 2015. Notwithstanding, the Company still has substantial obligations as described herein and there is no assurance that unforeseen circumstances would not have a material adverse effect on the Company’s financial condition.

The Company will require significant additional capital in order to fund these obligations and execute its longer term business plan. If the Company is unable to generate sufficient operating cash flows or raise additional capital, or encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity. Such measures could include, but not necessarily be limited to, curtailing the Company’s business development activities (as was done recently when the Company determined to streamline its operations to focus on the continued distribution of a smaller number of key products), suspending the pursuit of one or more elements of its business plan, and controlling overhead expenses. There is a material risk, and management cannot provide any assurances, that the Company will be able to raise additional capital if needed.

On August 15, 2013, the Company obtained a short term loan from Yantai Rural Commercial Bank Ltd. (“RCB”) due on August 14, 2014 in the amount of $4,867,601 (RMB 30,000,000), which was guaranteed by a third party, Shandong Guangyuan Group Ltd. (“Guangyuan”) and the principal shareholder of the Company, Hongwei Qu. Guangyuan is an unrelated third party and has no business relationship with the Company (See Note 13).  Except for the loan from RCB, the Company has not received any commitments for new financing, and cannot provide any assurance that new financing will be available to the Company on acceptable terms, if at all. The failure of the Company to fund its obligations when needed would have a material adverse effect on its business and results of operations.

LIQUIDITY AND FINANCIAL CONDITION

The Company’s net income amounted to $19,123,517 for the year ended June 30, 2013. The Company’s cash flows from operations amounted to $20,563,149 for the year ended June 30, 2013. The Company had working capital of $17,332,280 as of June 30, 2013. The Company has historically financed its operations principally from cash flows generated from operating activities and external financing raised in the private placement of convertible notes (Note 11).

On August 8, 2011, the Company, through WOFE II, signed a share transfer agreement with the shareholders of Yantai Tianzheng to acquire 100% of Yantai Tianzheng for total purchase consideration of US$35,000,000 (paid in its RMB equivalent, of which US$6,000,000 was paid as of the Execution Date of the acquisition and the remaining $29,000,000 was payable in a series of installments which the Company, at its discretion, could elect to defer (Note 12). The Company paid $30,000,000 to date (of which $20,300,000 was paid during the year ended June 30, 2013) and elected to defer $5,000,000. As of June 30, 2013, the balance of $5,000,000 is due on February 8, 2015.

The Company is gaining the benefits of the economies of scale that is realized by having combined and streamlined the cost structures of the historical Bohai and the acquired Yantai Tianzheng businesses. As described above, the Company has committed to a plan of streamlining the combined business around a more focused portfolio of products that include non-prescription drug products acquired as part of the Yantai Tianzheng’s product portfolio.

On June 8, 2010, Yantai Tianzheng signed an agreement with Yantai Huanghai Construction Co. to construct certain portions of a factory. The total contract price amounted to approximately $3,150,000 (RMB 19,500,000). Management estimates that construction is 85% completed as of June 30, 2013 and that the project will be completed by December 31, 2013. The remaining commitment of the contract amounted to approximately $0.5 million (RMB 3.1 million) as of June 30, 2013.

On November 5, 2012, the Company acquired a new land use right of 266,668 square meters located in the high-tech development district of Laishan. The Company was granted the right to use the land for a period of 50 years at a total cost of approximately $19 million (RMB 120,000,000). As of June 30, 2013, the Company paid $12.95 million (RMB 80,000,000). The Company is obligated to make one remaining installment payment of $6.47 million (RMB 40,000,000) by  December 31, 2013 (see Note 7).

The Company is also required to repay the remaining $8,464,500 convertible notes balance, which pursuant to four amendments to the original notes, is currently due on an extended maturity date of April 5, 2013. The Company is currently working with Euro Pacific as representative of the Investors on a fifth amendment to the Notes which would further extend the maturity date of the Notes from April 5, 2013 to April 5, 2014. In connection with such extension, the Company and Euro Pacific proposed to make a payment in the amount equal to 10% of the outstanding principal plus any accrued interest (at the current rate of 12% per annum).. As of the date of the financial statements were issued, no written agreement has been entered into in this regard. The Company is unable to predict whether an agreement will be reached.

As described elsewhere herein, the Company has at times, been in temporary default of its obligation to repay the convertible notes at previously extended maturity dates. The Company is currently on default under the terms of the latest extended note agreement. The Company cannot predict what the implications of the non-payment of the notes would be other than it would continue to experience difficulty converting sufficient currency and will maintain an escrow account of restricted funds intended to secure the Note’s repayment. The non-payment of the notes could have a material adverse effect on the Company should the note holders pursue further action.

Management believes, based on the Company’s historical ability to fund operations using internally generated cash flow and the progress made towards integrating the business of Yantai Tianzheng, and subsequent commitment to focus on a more streamlined higher margin product portfolio, that the Company’s currently available cash and funds it expects to generate from operations and through potential short term loans financing from banks will enable it to operate the business and satisfy short term obligations through at least July1, 2014. Notwithstanding, the Company still has substantial obligations as described herein and there is no assurance that unforeseen circumstances would not have a material adverse effect on the Company’s financial condition.

The Company will require significant additional capital in order to fund these obligations and execute its longer term business plan. If the Company is unable to generate sufficient operating cash flows or raise additional capital, or encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity. Such measures could include, but not necessarily be limited to, curtailing the Company’s business development activities (as was done recently when the Company determined to streamline its operations to focus on the continued distribution of a smaller number of key products as described in Note 1 above), suspending the pursuit of one or more elements of its business plan, and controlling overhead expenses. There is a material risk, and management cannot provide any assurances, that the Company will be able to raise additional capital if needed. The Company has not received any commitments for new financing, and cannot provide any assurance that new financing will be available to the Company on acceptable terms, if at all. The failure of the Company to fund its obligations when needed would have a material adverse effect on its business and results of operations.